Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue
Amount received, included in current deferred revenue	$ 875	$ 1,378
Amount received, included in long-term deferred revenue	11,005	10,693
Chinese government stockpiling purchases of H5N1 vaccines
Deferred Revenue
Amount received, included in current deferred revenue	102	100
Amount received, included in long-term deferred revenue	11,005	10,693
Advances from customers
Deferred Revenue
Amount received, included in current deferred revenue	$ 773	$ 1,278